CONSOLIDATED AND COMBINED CONDENSED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	ESAB Corporation	Common Stock	Additional Paid in Capital	Additional Paid in Capital ESAB Corporation	Retained Earnings	Retained Earnings ESAB Corporation	Former Parent's Investment	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss ESAB Corporation	Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2020			0
Beginning balance at Dec. 31, 2020	$ 2,544,767		$ 0	$ 0		$ 0		$ 2,898,831	$ (396,203)		$ 42,139
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	58,534							57,658			876
Distributions to noncontrolling owners	(1,054)										(1,054)
Other comprehensive income (loss), net of tax (expense) benefit	(29,818)								(29,506)		(312)
Net consideration paid to Former Parent in connection with the Separation	(55,069)							(55,069)
Common stock-based award activity	1,586							1,586
Ending balance (in shares) at Apr. 02, 2021			0
Ending balance at Apr. 02, 2021	2,518,946		$ 0	0		0		2,903,006	(425,709)		41,649
Beginning balance (in shares) at Dec. 31, 2020			0
Beginning balance at Dec. 31, 2020	2,544,767		$ 0	0		0		2,898,831	(396,203)		42,139
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	198,078
Other comprehensive income (loss), net of tax (expense) benefit	(61,795)
Ending balance (in shares) at Oct. 01, 2021			0
Ending balance at Oct. 01, 2021	2,510,039		$ 0	0		0		2,926,049	(457,306)		41,296
Beginning balance (in shares) at Apr. 02, 2021			0
Beginning balance at Apr. 02, 2021	2,518,946		$ 0	0		0		2,903,006	(425,709)		41,649
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	78,112							77,407			705
Other comprehensive income (loss), net of tax (expense) benefit	3,654								4,264		(610)
Net consideration paid to Former Parent in connection with the Separation	(56,038)							(56,038)
Common stock-based award activity	1,663							1,663
Ending balance (in shares) at Jul. 02, 2021			0
Ending balance at Jul. 02, 2021	$ 2,546,337		$ 0	0		0		2,926,038	(421,445)		41,744
Beginning balance at May. 18, 2021		$ 209,466			$ 202,515		$ 82,031			$ (75,080)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		6,868			0		6,868			0
Other comprehensive income (loss), net of tax (expense) benefit		(8,669)			0		0			(8,669)
Ending balance (in shares) at Dec. 31, 2021	100		0
Ending balance at Dec. 31, 2021	$ 2,501,728	207,665	$ 0	0	202,515	0	88,899	2,921,623	(460,888)	(83,749)	40,993
Beginning balance (in shares) at Jul. 02, 2021			0
Beginning balance at Jul. 02, 2021	2,546,337		$ 0	0		0		2,926,038	(421,445)		41,744
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	61,432							60,614			818
Distributions to noncontrolling owners	(1,496)										(1,496)
Other comprehensive income (loss), net of tax (expense) benefit	(35,631)								(35,861)		230
Net consideration paid to Former Parent in connection with the Separation	(62,305)							(62,305)
Common stock-based award activity	1,702							1,702
Ending balance (in shares) at Oct. 01, 2021			0
Ending balance at Oct. 01, 2021	$ 2,510,039		$ 0	0		0		2,926,049	(457,306)		41,296
Beginning balance (in shares) at Dec. 31, 2021	100		0
Beginning balance at Dec. 31, 2021	$ 2,501,728	207,665	$ 0	0	202,515	0	88,899	2,921,623	(460,888)	(83,749)	40,993
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	56,403							55,437			966
Distributions to noncontrolling owners	(941)										(941)
Other comprehensive income (loss), net of tax (expense) benefit	(44,403)								(43,895)		(508)
Net consideration paid to Former Parent in connection with the Separation	2,847							62,110	(59,263)
Common stock-based award activity	1,728							1,728
Ending balance (in shares) at Apr. 01, 2022			0
Ending balance at Apr. 01, 2022	$ 2,517,362		$ 0	0		0		3,040,898	(564,046)		40,510
Beginning balance (in shares) at Dec. 31, 2021	100		0
Beginning balance at Dec. 31, 2021	$ 2,501,728	$ 207,665	$ 0	0	$ 202,515	0	$ 88,899	2,921,623	(460,888)	$ (83,749)	40,993
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	165,743
Other comprehensive income (loss), net of tax (expense) benefit	$ (233,586)
Ending balance (in shares) at Sep. 30, 2022	60,076,559		60,076,559
Ending balance at Sep. 30, 2022	$ 1,247,525		$ 60	1,857,918		101,549		0	(750,342)		38,340
Beginning balance (in shares) at Apr. 01, 2022			0
Beginning balance at Apr. 01, 2022	2,517,362		$ 0	0		0		3,040,898	(564,046)		40,510
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	56,024					55,249					775
Other comprehensive income (loss), net of tax (expense) benefit	(101,118)								(99,373)		(1,745)
Dividends declared ($0.05 per share)	(3,025)					(3,025)
Net transfers from Former Parent, including Separation Adjustments	8,533							8,533
Net consideration paid to Former Parent in connection with the Separation	(1,200,000)							(1,200,000)
Issuance of common stock in connection with the Separation and reclassification of Net Investment from Former Parent (in shares)			60,034,311
Issuance of common stock in connection with the Separation and reclassification of Net Investment from Former Parent			$ 60	1,849,371				(1,849,431)
Common stock-based award activity (in shares)			9,232
Common stock-based award activity	3,627			3,627
Ending balance (in shares) at Jul. 01, 2022			60,043,543
Ending balance at Jul. 01, 2022	1,281,403		$ 60	1,852,998		52,224		0	(663,419)		39,540
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	53,316					52,354					962
Distributions to noncontrolling owners	(1,019)										(1,019)
Other comprehensive income (loss), net of tax (expense) benefit	(88,066)								(86,923)		(1,143)
Dividends declared ($0.05 per share)	(3,029)					(3,029)
Common stock-based award activity (in shares)			33,016
Common stock-based award activity	$ 4,920			4,920
Ending balance (in shares) at Sep. 30, 2022	60,076,559		60,076,559
Ending balance at Sep. 30, 2022	$ 1,247,525		$ 60	$ 1,857,918		$ 101,549		$ 0	$ (750,342)		$ 38,340